Trade and other payables, and provisions (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables-related parties	[1]	$ 21,751	$ 27,046
Trade payables-non-related parties		218,100	166,384
Accrued operating expenses		109,671	118,153
Other payables - related parties	[1]	0	32
Other payables-non-related parties		1,213	1,224
Provisions		3,416	0
Trade and other payables, and provisions		354,151	312,839
Current		354,151	312,839
Total trade and other current payables		$ 354,151	$ 312,839

[1]	Related parties refer to joint ventures of the Group and subsidiaries of the holding companies that have significant influence in the Group.